United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on November 11, 2005

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPROT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	$163,642,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

	TITLE OF		VALUE	SHRS OR 	SH /	PUT/ 	INVESTMENT	OTHER 	VOTING AUTHORITY
NAME OF INSURER	 CLASS	CUSSIP	 (X$100)	PRN AMT	 PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
Altria Group Inc	com	02209s103	232	3150	SH		sole		3150	0	0
BP Amoco PLC	com	055622104	310	4378	SH		sole		4378	0	0
Pepsico Inc	com	713448108	440	7764	SH		sole		7764	0	0
Microsoft Corp	com	594918104	467	18184	SH		sole		18184	0	0
General Electric Co.	com	369604103	604	17955	SH		sole		17955	0	0
Abbott Laboratories	com	002824100	1797	42398	SH		sole		42398	0	0
Exxon Mobil Corp	com	30231g102	1829	28796	SH		sole		28796	0	0
Mercury General Corp	com	589400100	2659	44330	SH		sole		44330	0	0
Wyeth	com	983024100	2685	58037	SH		sole		58037	0	0
TJX Companies Inc	com	872540109	3684	179900	SH		sole		179900	0	0
Freddie Mac	com	313400301	3888	68880	SH		sole		68880	0	0
Forest Laboratories Inc	com	345838106	4080	104705	SH		sole		104705	0	0
MBIA Inc	com	55262c100	4167	68750	SH		sole		68750	0	0
Proassurance Corp	com	74267c106	4838	103666	SH		sole		103666	0	0
Home Depot Inc	com	437076102	4857	127369	SH		sole		127369	0	0
American Express Co	com	025816109	4889	85115	SH		sole		85115	0	0
ITT Educational Svcs	com	45068b109	5105	103465	SH		sole		103465	0	0
Bristol Myers Squibb	com	110122108	5359	222775	SH		sole		222775	0	0
Coca-Cola Co.	com	191216100	6561	151921	SH		sole		151921	0	0
FNMA	com	313586109	6763	150900	SH		sole		150900	0	0
Time Warner Inc	com	887317105	6834	377386	SH		sole		377386	0	0
Anheuser-Busch Cos Inc	com	035229103	6978	162137	SH		sole		162137	0	0
Allstate Corp	com	020002101	7214	130492	SH		sole		130492	0	0
Marsh & McLennan Co.	com	571748102	7307	240472	SH		sole		240472	0	0
Johnson & Johnson	com	478160104	7514	118748	SH		sole		118748	0	0
Wal-Mart Stores	com	931142103	7527	171792	SH		sole		171792	0	0
Berkshire Hathaway 	com	084670207	7944	2909	SH		sole		2909	0	0
Pfizer, Inc.	com	717081103	8271	331247	SH		sole		331247	0	0
American Int'l Group	com	026874107	8707	140542	SH		sole		140542	0	0
Career Education Corp	com	141665109	8778	246875	SH		sole		246875	0	0
Merck & Company	com	589331107	10121	371995	SH		sole		371995	0	0
Corinthian Colleges Inc	com	218868107	11233	846570	SH		sole		846570	0	0